Other assets - narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Jan. 31, 2019
Other assets
Fluidda - Notional amount		€ 2,500	€ 2,500
Fluidda - Carrying value		€ 3,494
Fluidda - Maturity years		7 years
Fluidda - Interest rate		10.00%
Fair value adjustment in Equity investment	€ 3,443
AM Flow fair value		€ 307
Miscellaneous current assets narrative
Other assets
Indemnification assets		500
African Drive NV
Other assets
Investments accounted for using equity method		€ 92